Schedule of Restatement of Financial Statements (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Additional Paid in Capital	$ 32,246,630		$ 32,246,630		$ 14,618,389	$ 10,990,538
Accumulated deficit	(26,321,183)		(26,321,183)		(6,413,744)	(3,923,245)
General and administrative expenses	18,986,431	$ 244,040	19,520,971	$ 568,210	1,738,716	2,111,084
Total operating expenses	19,181,093	431,471	19,907,439	941,012	2,490,499	3,052,779
Loss before income taxes	(19,181,093)	(431,471)	(19,907,439)	(941,012)	(2,490,499)	(3,052,779)
Net loss	$ (19,181,093)	$ (431,471)	$ (19,907,439)	$ (941,012)	$ (2,490,499)	$ (3,052,779)
Weighted average common shares outstanding – basic and diluted	158,901,214	156,611,704	158,231,923	156,384,576	156,800,164	135,156,900
Net loss per common share – basic and diluted	$ (0.12)	$ (0.00)	$ (0.13)	$ (0.01)	$ (0.02)	$ (0.02)
Common stock issued for services	$ 14,595,920	$ 30,000	$ 14,595,920	$ 130,000	$ 360,000	$ 1,434,165
Stock-based compensation			14,578,468	130,000	360,000	1,434,165
Additional Paid-in Capital [Member]
Net loss
Common stock issued for services	14,595,713	$ 29,998	14,595,713	$ 129,994	$ 359,988	$ 1,432,086
Previously Reported [Member]
Additional Paid in Capital	25,948,670		25,948,670
Accumulated deficit	(20,023,223)		(20,023,223)
General and administrative expenses	12,688,471		13,223,011
Total operating expenses	12,883,133		13,609,479
Loss before income taxes	(12,883,133)		(13,609,479)
Net loss	$ (12,883,133)		$ (13,609,479)
Weighted average common shares outstanding – basic and diluted	159,575,995		158,571,176
Net loss per common share – basic and diluted	$ (0.08)		$ (0.09)
Stock-based compensation			$ 8,280,508
Previously Reported [Member] | Additional Paid-in Capital [Member]
Common stock issued for services	$ 8,297,753		8,297,753
Revision of Prior Period, Adjustment [Member]
Additional Paid in Capital	6,297,960		6,297,960
Accumulated deficit	(6,297,960)		(6,297,960)
General and administrative expenses	6,297,960		6,297,960
Total operating expenses	6,297,960		6,297,960
Loss before income taxes	(6,297,960)		(6,297,960)
Net loss	$ (6,297,960)		$ (6,297,960)
Weighted average common shares outstanding – basic and diluted	(674,781)		(339,253)
Net loss per common share – basic and diluted	$ (0.04)		$ (0.04)
Stock-based compensation			$ 6,297,960
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Common stock issued for services	$ 6,297,960		$ 6,297,960